Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of estimated useful lives of property and equipment
Computer equipment and servers	3 – 5 years

Office furniture and equipment	3 – 5 years

Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets

Schedule of estimated useful lives of intangible assets

Computer software, systems and technology	1 – 5 years

Brand	10 years

Customer relationship	5 years

Summary of contract liabilities

	As of December 31,
	2023	2024
	RMB	RMB	US$
Contract liabilities	82,788	87,064	11,928